SCHEDULE OF SHARE-BASED PAYMENT,STOCK OPTIONS, VALUATION ASSUMPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Underlying value of ordinary shares	$ 5
Exercise price	$ 4.5	$ 4.5
Term of the options (years)	7 years	7 years	7 years
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Underlying value of ordinary shares		$ 5.00	$ 7.65
Exercise price			$ 2.61
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			46.00%
Risk-free interest rate minimum		1.98%	0.78%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Underlying value of ordinary shares		$ 7.20	$ 10.35
Exercise price			$ 7.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			49.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		40.00%
Risk-free interest rate maximum		3.95%	1.51%